6. OTHER FINANCING RECEIVABLES, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Financing Receivables Net Details
Other financing receivables	¥ 1,946,524	¥ 2,193,803
Less: Provision for credit losses	(10,311)	(144,359)	¥ (46,718)
Other financing receivables, net	¥ 1,936,213	¥ 2,049,444